Filed pursuant to Rule 497(e)

Registration Nos. 333-221764, 811-23312

VistaShares Target 15 Berkshire Select Income ETF (OMAH)

VistaShares Target 15 USA Momentum Income ETF (UUSA)

VistaShares Target 15 USA Value Income ETF (VUSA)

VistaShares Target 15 USA Quality Income ETF (QUSA)

VistaShares Target 15 USA Low Volatility Income ETF (LUSA)

(each a “Fund,” together the “Funds”)

each listed on NYSE Arca, Inc.

March 19, 2026

Supplement to the

Statement of Additional Information (“SAI”),

dated March 1, 2025, as supplemented

Effective immediately, all references to the Funds’ “fiscal year ending February 28” throughout the SAI are hereby deleted and replaced with “fiscal year ending July 31,” with the Funds’ first fiscal year ending July 31, 2026.

Please retain this Supplement for future reference.